RISK MANAGEMENT - Concentrations of credit risk - Concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	172,225,134	162,767,987
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	17,458,657	14,364,809
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	127,701	116,474
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | GUATEMALA
Disclosure of financial assets [line items]
Financial assets	432,151	218,838
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	6,787,025	5,907,129
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | HONDURAS
Disclosure of financial assets [line items]
Financial assets	392,236	298,941
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | EL SALVADOR
Disclosure of financial assets [line items]
Financial assets	13,919	6,704
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | NICARAGUA
Disclosure of financial assets [line items]
Financial assets	412	605
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,698,890	2,522,283
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,756,010	102,145,802
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,051,750	101,753,217
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	115,414,643	107,047,817	104,775,099	122,027,804
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	95,610,708	90,146,557
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	9,455,147	7,881,116
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	125,689	115,868
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | GUATEMALA
Disclosure of financial assets [line items]
Financial assets	432,151	218,838
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	6,685,567	5,857,040
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | HONDURAS
Disclosure of financial assets [line items]
Financial assets	392,236	298,941
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | EL SALVADOR
Disclosure of financial assets [line items]
Financial assets	13,919	6,704
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | NICARAGUA
Disclosure of financial assets [line items]
Financial assets	412	605
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,698,814	2,522,148
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	704,260	392,585
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	705,055	392,607	5,967,743	3,218,433
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	395,382	320,400
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	214,187	21,512
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COSTA RICA
Disclosure of financial assets [line items]
Financial assets	2,012	606
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	93,474	50,089
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	57,719,813	56,659,813
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	4,248,452	3,339,663
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | UNITED STATES
Disclosure of financial assets [line items]
Financial assets	7,984
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	76	135
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	18,494,856	15,363,688
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | PANAMA
Disclosure of financial assets [line items]
Financial assets	3,540,871	3,122,518
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	757	223,869
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	$ 267,720	$ 317,739
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | COLOMBIA
Disclosure of financial assets [line items]
Financial assets	$ 4,375	$ 277,529